AMERICAFIRST QUANTITATIVE FUNDS

January 2, 2015

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: AmericaFirst Quantitative Strategies Fund (the “Fund”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the AmericaFirst Quantitative Strategies Fund, hereby certifies that the form of Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 13 to the Company’s Registration Statement on Form 485(b), filed electronically on December 29, 2014.

If you have any questions or require further information, please contact Parker Bridgeport of Thompson Hine LLP at (614) 469-3238.

Sincerely,

/s/Andrew Rogers

Andrew Rogers

President